Related Party Transactions - Management Fees (Details) - Management Fee Agreement - USD ($) $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Management fees	$ 0	$ 2,500	$ 9,038	$ 8,125	$ 10,000
Silver Lake Management
Related Party Transaction [Line Items]
Management fees	0	1,250	4,519	4,063	5,000
Thoma Bravo
Related Party Transaction [Line Items]
Management fees	0	1,018	3,681	3,309	4,073
TB Partners
Related Party Transaction [Line Items]
Management fees	$ 0	$ 232	$ 838	$ 753	$ 927